Segmented information - Operating segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Gold revenue	$ 638,677	$ 683,293
Intersegment gold revenue	0
Production costs	302,394	275,400
Depreciation & depletion	160,682	172,538
Write-down mineral property interest	4,150	5,068
Current income tax, withholding and other taxes	27,500	25,064
Net income for the year	61,566	38,600
Capital expenditures	353,121	387,750
Total assets	2,685,157	2,336,135
Operating segments | Fekola
Disclosure of operating segments [line items]
Gold revenue	6,064	0
Intersegment gold revenue	0
Production costs	1,496	0
Depreciation & depletion	1,122	0
Write-down mineral property interest	0	0
Current income tax, withholding and other taxes	8,014	2,503
Net income for the year	14,824	(6,110)
Capital expenditures	161,872	245,438
Total assets	1,213,244	909,627
Operating segments | Otjikoto
Disclosure of operating segments [line items]
Gold revenue	235,938	207,674
Intersegment gold revenue	0
Production costs	85,891	61,756
Depreciation & depletion	66,081	54,859
Write-down mineral property interest	2,700	0
Current income tax, withholding and other taxes	2,358	2,865
Net income for the year	46,944	56,960
Capital expenditures	42,392	41,235
Total assets	466,767	470,932
Operating segments | Masbate
Disclosure of operating segments [line items]
Gold revenue	247,561	255,580
Intersegment gold revenue	0
Production costs	106,649	93,822
Depreciation & depletion	37,059	40,037
Write-down mineral property interest	0	0
Current income tax, withholding and other taxes	10,824	6,150
Net income for the year	70,205	96,244
Capital expenditures	57,255	36,384
Total assets	520,969	510,819
Operating segments | Libertad
Disclosure of operating segments [line items]
Gold revenue	83,256	163,660
Intersegment gold revenue	21,528
Production costs	68,658	85,048
Depreciation & depletion	38,062	57,326
Write-down mineral property interest	0	0
Current income tax, withholding and other taxes	5,027	8,751
Net income for the year	(17,420)	4,376
Capital expenditures	30,557	22,812
Total assets	108,109	129,819
Operating segments | Limon
Disclosure of operating segments [line items]
Gold revenue	5,858	56,379
Intersegment gold revenue	43,721
Production costs	39,700	34,774
Depreciation & depletion	18,145	20,102
Write-down mineral property interest	0	0
Current income tax, withholding and other taxes	1,243	4,771
Net income for the year	(17,160)	(11,855)
Capital expenditures	22,410	11,202
Total assets	72,420	68,406
Operating segments | Gramalote
Disclosure of operating segments [line items]
Gold revenue	0	0
Intersegment gold revenue	0
Production costs	0	0
Depreciation & depletion	0	0
Write-down mineral property interest	0	0
Current income tax, withholding and other taxes	0	0
Net income for the year	0	0
Capital expenditures	11,967	11,784
Total assets	65,830	53,724
Operating segments | Kiaka
Disclosure of operating segments [line items]
Gold revenue	0	0
Intersegment gold revenue	0
Production costs	0	0
Depreciation & depletion	0	0
Write-down mineral property interest	0	142
Current income tax, withholding and other taxes	0	0
Net income for the year	2,285	(557)
Capital expenditures	4,512	3,229
Total assets	70,263	65,074
Operating segments | Other Mineral Properties
Disclosure of operating segments [line items]
Gold revenue	0	0
Intersegment gold revenue	0
Production costs	0	0
Depreciation & depletion	0	0
Write-down mineral property interest	1,450	4,926
Current income tax, withholding and other taxes	0	0
Net income for the year	(1,495)	(14,954)
Capital expenditures	21,719	15,901
Total assets	82,822	60,337
Corporate & Other
Disclosure of operating segments [line items]
Gold revenue	60,000	0
Intersegment gold revenue	(65,249)
Production costs	0	0
Depreciation & depletion	213	214
Write-down mineral property interest	0	0
Current income tax, withholding and other taxes	34	24
Net income for the year	(36,617)	(85,504)
Capital expenditures	437	(235)
Total assets	$ 84,733	$ 67,397